Intangible assets (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Amortization expenses	$ 1,471	$ 109